Note 31 - Additional Information on the Cash Flow Statement (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Property, plant, and equipment [member]
Statement Line Items [Line Items]
Payments to suppliers for goods and services	$ 7,164